Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012 Originally Reported [Member]	Jul. 31, 2011 Originally Reported [Member]	Jul. 31, 2012 Originally Reported [Member]	Jul. 31, 2011 Originally Reported [Member]	Jul. 31, 2012 Restatement Adjustment [Member]	Jul. 31, 2011 Restatement Adjustment [Member]	Jul. 31, 2012 Restatement Adjustment [Member]	Jul. 31, 2011 Restatement Adjustment [Member]
Summary of originally reported and restated loss per share and originally reported and restated shares
Basic and diluted net loss per share	$ (0.07)	$ (0.03)	$ (0.05)	$ (0.01)	$ (0.18)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average shares outstanding	6,000,000	2,700,165			1,742,575				6,000,000
Restatement of balance sheet
Common stock	$ 600	$ 600	$ 174		$ 174		$ 600		$ 600
Additional paid-in capital	$ 5,230,019	$ 5,227,426	$ 5,230,972		$ 5,230,972		$ 5,230,546		$ 5,230,546